Capital Lease Obligations	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
CAPITAL LEASE OBLIGATIONS
14.	CAPITAL LEASE OBLIGATIONS
  As of December 31, 2014, future minimum lease payments under capital leases together with the present value of the net minimum lease payments were approximately $7,000.